SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Prepayment to vendors		$ 2,588,734	$ 7,079,049
VAT input tax		511,027	233,589
Rent deposit		107,952	101,317
Develop service fee			237,465
Prepaid service fees		95,680	6,262
Advances to employees()	[1]	58,633	26,903
Others		4,856	4,838
Prepaid expenses and other current assets		$ 3,366,882	$ 7,689,423

[1]	The balance represented advances that the Company’s subsidiaries have advanced to non-director/officer employees. The advance is interest-free.